FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES
INCOME FUND

Dear Shareholder:

      The Flaherty & Crumrine/Claymore Preferred Securities Income Fund ("FFC") delivered very respectable results during the most recently concluded fiscal quarter. For the three month period ending February 28, 2005, the Fund produced a total return on net asset value ("NAV") of 4.4%(1). All segments of the investment portfolio performed well during the period. The Fund's hedges were a modest drag on investment results, as long-term interest rates declined during the period.

      In recent letters, we have indicated that the Fund is susceptible to the same factors that have forced many other income-oriented funds to reduce their dividend distributions. In April, the Fund's monthly dividend was set at $0.1550 per share, a 10.1% reduction from the prior month.

      As is the case with other leveraged funds, rising short-term interest rates have increased the amount the Fund must pay on its Auction Market Preferred Stock ("AMPS"). Typically, rising short-term interest rates are accompanied by rising long-term rates, which should increase the value of the Fund's hedges. The gains on the hedges can then be invested in additional securities, which in turn increase the Fund's income, and, on balance, help keep the Fund's dividend relatively stable.

                           U.S. TREASURY YIELD CURVES
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Maturity         4/30/04            2/28/05
                    0.25             0.97              2.74
                    0.50             1.14              2.97
                    2.00             2.31              3.58
                    3.00             2.75              3.75
                    5.00             3.61              3.99
                   10.00             4.50              4.36
                   30.00             5.28              4.71

      As the above chart shows, current market conditions are anything but typical--since the Federal Reserve signaled its intent to raise short-term interest rates last April, short-term interest rates have increased by approximately 175 basis points, while long-term interest rates have FALLEN by over 50 basis points! As a result, the Fund's AMPS expense is significantly higher, but the hedges have not enabled us to produce more income. While we do not expect these conditions to persist for long periods, at this time it is necessary to adjust the monthly distribution to a more sustainable amount.

      Over the longer term, a "flatter" yield curve (as measured by the difference in short- and long-term interest rates) is not a bad thing for the Fund. Obviously, the cost of the Fund's leverage will go up, but at

----------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

the same time, the cost of the Fund's hedging strategy should go down. This effect can be significant since the leverage comprises roughly 34% of the Fund's assets, while the ENTIRE portfolio is hedged. The impact of the higher leverage cost occurs almost immediately, while the benefits of lower hedging costs take a bit longer to impact the Fund's income. The mathematics of all this can be a bit daunting, but over the long run, these two effects have tended to offset each other.

      As a rule, we don't comment on the market price of the Fund's common shares; however, recent market activity certainly does warrant some observations. Over the long run, the market price SHOULD track the net asset value. From time to time we expect to see some deviation due to factors or circumstances unique to the Fund. For example, most investors cannot replicate FFC's investment portfolio, hedging strategy, or leverage, and therefore may be willing to pay a premium to the NAV.

      The chart below plots the recent market price and net asset value of FFC. For much of this period, the market price traded at a premium to the NAV. We attributed this in part to the Fund's strategy plus an attractive dividend rate. During late February of this year, shares were trading around $25 1/2; as of this writing, they are trading around $22. During the same period, the net asset value declined less than $0.75!

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
          Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                        Market Price vs. Net Asset Value

               2/6/04              26.98               25.5
               2/13/04             26.99               25.55
               2/20/04             26.91               25.36
               2/27/04             27.07               25.61
               3/5/04              27.13               25.84
               3/12/04             27.27               25.87
               3/19/04             27.59               25.94
               3/26/04             27.76               25.61
               4/2/04              27.31               25.39
               4/9/04              26.63               25.25
               4/16/04             25.89               24.93
               4/23/04             24.45               24.54
               4/30/04             24.45               24.49
               5/7/04              23.52               23.72
               5/14/04             24.25               23.68
               5/21/04             23.89               23.8
               5/28/04             24.49               24
               6/4/04              24.4                24
               6/11/04             24.39               23.89
               6/18/04             24.22               23.85
               6/25/04             23.74               23.67
               7/2/04              24.06               23.72
               7/9/04              24.28               23.83
               7/16/04             24.7                24.11
               7/23/04             24.3                23.85
               7/30/04             24.67               23.86
               8/6/04              24.84               24.04
               8/13/04             25.01               24.14
               8/20/04             24.9                24.02
               8/27/04             25.21               24.11
               9/3/04              25.2                24.08
               9/10/04             25.37               24.32
               9/17/04             25.4                24.55
               9/24/04             25.26               24.64
               10/1/04             25.35               24.34
               10/8/04             25.68               24.47
               10/15/04            25.82               24.55
               10/22/04            25.49               24.34
               10/29/04            25.86               24.38
               11/5/04             25.4                24.33
               11/12/04            25.73               24.36
               11/19/04            25.86               24.3
               11/26/04            25.9                24.36
               12/3/04             25.22               24.3
               12/10/04            25.34               24.55
               12/17/04            25.34               24.55
               12/24/04            25.55               24.21
               12/31/04            26                  24.32
               1/7/05              25.74               24.21
               1/14/05             25.44               24.4
               1/21/05             25.41               24.38
               1/28/05             25.35               24.47
               2/4/05              26.1                24.8
               2/11/05             25.62               24.77
               2/18/05             25.26               24.42
               2/25/05             25.38               24.49
               3/4/05              25.38               24.53
               3/11/05             24.45               24.4
               3/18/05             23.2                24.2
               3/25/05             22.53               23.75
               4/1/05              22.08               23.85

      Unlike open-end mutual funds, investors in closed-end funds should have a longer investment horizon in order to weather swings in the relationship between market price and NAV. In that same vein, investors with a long-term investment horizon should stay focused on the NAV performance and dividend history of the Fund. We plan to stay the course and hopefully will continue to meet and exceed the objectives of the Fund.

      Please take advantage of the Fund's website, www.fcclaymore.com. It contains a wide range of useful and up-to-date information about the Fund. We have also addressed in greater detail many of the topics discussed in this letter.

           Sincerely,


           /S/DONALD F. CRUMRINE                   /S/ROBERT M. ETTINGER
           Donald F. Crumrine                      Robert M. Ettinger
           Chairman of the Board                   President

April 5, 2005

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OVERVIEW
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------

FUND STATISTICS ON 2/28/05
--------------------------------------------------------------------------------

Net Asset Value                                                     $     24.46

Market Price                                                        $     25.54

Premium                                                                    4.42%

Yield on Market Price                                                      8.10%

Common Shares
Outstanding                                                          42,541,051

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banks                                                                        34%
Utilities                                                                    27%
Financial Services                                                           16%
Insurance                                                                    15%
REITs                                                                         4%
Oil and Gas                                                                   2%
Other                                                                         2%

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
Aaa                                                                         0.9%

Aa                                                                          7.5%

A                                                                          34.0%

Baa                                                                        44.9%

Ba                                                                          5.8%

Not Rated                                                                   3.2%
--------------------------------------------------------------------------------
Below Investment Grade*                                                     5.1%
*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Lehman Brothers                                                         4.5%

J.P. Morgan Chase                                                       4.2%

Wachovia Corp.                                                          4.1%

Duke Energy                                                             3.3%

Zurich RegCaPS                                                          3.2%

Bank of America                                                         3.2%

Ace Ltd.                                                                2.9%

North Fork Bancorporation                                               2.9%

Countrywide Financial                                                   2.7%

Fannie Mae                                                              2.7%

                                                                                            % OF PORTFOLIO**
------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                     29%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                 22%
------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
---------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- 78.7%
              BANKING -- 33.6%
----------------------------------------------------------------------------------------------------------------------
     108,197  Abbey National Group, 7.375% Pfd., Series C .....................................    $    2,854,778**(1)
      15,000  ABN AMRO Capital Fund Trust VII, 6.08% Pfd. .....................................           378,750**(1)
              ABN AMRO North America, Inc.:
       2,015    6.46% Pfd., 144A**** ..........................................................         2,082,230*
      12,301    6.59% Pfd., 144A**** ..........................................................        12,813,706*
$ 18,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ..............        22,363,470
      19,500  BAC Capital Trust III, 7.00% Pfd. ...............................................           515,775
     754,000  BAC Capital Trust IV, 5.875% Pfd. ...............................................        18,797,220
         600  BAC Capital Trust V, 7.00% Pfd. .................................................            15,768
$  1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security .....................         1,368,799
$ 16,155,000  BankBoston Capital Trust II, 7.75% 12/15/26 Capital Security, Series B ..........        17,611,939
     468,100  Bank of New York Capital V, 5.95% Pfd. ..........................................        11,730,586
      51,000  Bank One Capital Trust VI, 7.20% Pfd. ...........................................         1,347,165
$    500,000  BT Capital Trust B, 7.90% 01/15/27 Capital Security .............................           544,625(1)
$  1,000,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security .................         1,092,695
$  6,500,000  Chase Capital I, 7.67% 12/01/26 Capital Security ................................         7,058,642
     426,250  Chase Capital XI, 5.875% Pfd. 06/15/33 ..........................................        10,515,587
      18,800  Citigroup, Inc., 6.231% Pfd., Series H ..........................................           990,008*
     105,000  Cobank, ACB, 7.00% Pfd., 144A**** ...............................................         5,835,375*
      27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. .................................           735,165
$    800,000  CoreStates Capital Trust I, 8.00% 12/15/26 Capital Security, 144A**** ...........           875,348
$ 11,000,000  Cullen/Frost Capital Trust I, 8.42% 02/01/27 Capital Security, Series A .........        12,177,660
$  2,500,000  Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A .................         2,856,512
$  5,600,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ..........         6,129,228
$    875,000  First Chicago NBD Capital B, 7.75% 12/01/26 Capital Security, 144A**** ..........           953,851
$  3,000,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security ..................         3,330,315
$  3,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B .....         3,573,010
$  3,000,000  Fleet Capital Trust II, 7.92% 12/11/26 Capital Security .........................         3,273,750
      62,600  Fleet Capital Trust VII, 7.20% Pfd. .............................................         1,650,449
      86,500  Fleet Capital Trust VIII, 7.20% Pfd. ............................................         2,307,387
           3  FT Real Estate Securities Company, 9.50% Pfd., 144A**** .........................         4,326,572
$ 37,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security .....................        42,444,079
$ 23,725,000  HBOS Capital Funding LP, 6.85% Pfd. .............................................        25,040,433(1)
       6,300  Household Capital Trust VI, 8.25% Pfd. ..........................................           165,060
$ 14,357,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ....................        15,573,397
$ 11,908,000  J.P. Morgan Capital Trust II, 7.95% 02/01/27 Capital Security ...................        13,037,891
     282,800  J.P. Morgan Chase Capital XIV, 6.20% Pfd., 10/15/34 .............................         7,198,674

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              BANKING -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              J.P. Morgan Chase & Co.:
      15,000    6.625% Pfd., Series H .........................................................    $      773,550*
      74,558    Adj. Rate Pfd. ................................................................         3,877,016*
      23,800  Keycorp Capital V, 5.875% Pfd., Series A ........................................           590,002
$ 12,595,000  Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A .....        13,665,008
$  4,000,000  Lloyds TSB Bank PLC, Tier I, 6.90% 10/22/49 .....................................         4,199,200(1)
$ 25,280,000  Marshall & Ilsley Capital Trust  A, 7.65% 12/01/26 Capital Security .............        27,426,146
          20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ..........................         2,164,910
      25,000  Merrill Lynch Preferred Capital, Adj. Rate Pfd., Series G .......................           635,938*
$  4,000,000  NB Capital Trust IV, 8.25% Capital Security .....................................         4,449,060
$  3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security .....................         3,337,890
$ 13,750,000  RBS Capital Trust B, 6.80% Pfd. .................................................        14,430,831**(1)
$ 15,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security ....................        16,894,020(1)
$ 17,127,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ...................        18,513,859(1)
              Roslyn Real Estate:
          40    8.95% Pfd., Pvt., Series C, 144A**** ..........................................         4,319,501
          30    Adj. Rate Pfd., Series D, 144A**** ............................................         3,030,000
              Royal Bank of Scotland Group PLC:
     597,500    5.75% Pfd., Series L ..........................................................        14,770,200**(1)
     209,500    6.40% Pfd., Series M ..........................................................         5,525,563**(1)
$ 14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ...................        15,561,741
          60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ...................         7,015,581
      23,500  VNB Capital Trust I, 7.75% Pfd. .................................................           620,165
$    300,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ............           331,281
   2,217,200  Wachovia Preferred Funding, 7.25% Pfd., Series A ................................        64,254,456
$ 20,750,000  Washington Mutual, Inc., 8.36% 12/01/26 Capital Security, 144A**** ..............        22,741,066
$  8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security ......................         9,142,240
     365,000  Wells Fargo Capital Trust VII, 5.85% Pfd. .......................................         9,146,900
      45,000  Wells Fargo Capital Trust IX, 5.625% Pfd. .......................................         1,108,800
-----------------------------------------------------------------------------------------------------------------
                                                                                                      532,090,823
                                                                                                   --------------
              FINANCIAL SERVICES -- 13.3%
----------------------------------------------------------------------------------------------------------------------
      58,500  The Bear Stearns Companies, Inc., 5.49% Pfd., Series G ..........................         2,939,917*
      30,000  Corporate-Backed Trust Certificates, 7.75% Pfd., Series CIT .....................           816,150
$ 15,459,000  Countrywide Capital I, 8.00% 12/15/26 Capital Security ..........................        16,340,395
   1,030,200  Countrywide Capital IV, 6.75% Pfd. ..............................................        26,836,710

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              Fannie Mae:
     480,420    5.10% Pfd., Series E ..........................................................    $   21,088,036*
      96,300    5.125% Pfd. ...................................................................         4,283,905*
     300,000    Adj. Rate Pfd. ................................................................        16,890,000*
              Freddie Mac:
      20,000    5.00% Pfd., Series F ..........................................................           883,500*
      19,900    5.30% Pfd. ....................................................................           931,817*
      42,500    5.79% Pfd. ....................................................................         2,119,263*
     483,052  General Electric Capital Corporation, 5.875% Pfd. ...............................        12,267,106
              Lehman Brothers Holdings, Inc.:
     277,000    5.67% Pfd., Series D ..........................................................        14,171,320*
      85,000    5.94% Pfd., Series C ..........................................................         4,361,350*
   1,349,750    6.50% Pfd., Series F ..........................................................        36,112,561*
      35,000  Lehman Capital Trust III, 6.375% Pfd. Series K ..................................           901,950
       5,000  Lehman Capital Trust V, 6.00% Pfd., Series M ....................................           124,950
      31,400  Lehman Capital Trust  VI, 6.24% Pfd., Series N ..................................           794,420
     138,975  Merrill Lynch Capital Trust V, 7.28% Pfd. .......................................         3,805,136
      10,000  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd. ............................           270,800
      64,300  Morgan Stanley Capital Trust II, 7.25% Pfd. .....................................         1,678,873
   1,101,398  Morgan Stanley Capital Trust III, 6.25% Pfd. ....................................        27,986,523
     202,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. .....................................         5,173,220
       9,000  Morgan Stanley Capital Trust V, 5.75% Pfd. ......................................           221,760
     160,000  SLM Corporation, 6.97% Pfd., Series A ...........................................         9,080,000*
-----------------------------------------------------------------------------------------------------------------
                                                                                                      210,079,662
                                                                                                   --------------
              INSURANCE -- 13.4%
----------------------------------------------------------------------------------------------------------------------
   1,719,980  ACE Ltd., 7.80% Pfd., Series C ..................................................        46,104,064**(1)
$ 16,551,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ...........................        18,957,350
      48,100  Corporate-Backed Trust Certificates, 8.00% Pfd., Series AON .....................         1,241,942
     106,000  Corts-AON Capital, 8.205% Pfd. ..................................................         2,896,980
      37,000  Corts-UnumProvident Corporation, 8.50% Pfd. .....................................         1,001,960
     142,300  Everest Re Capital Trust II, 6.20% Pfd., Series B ...............................         3,493,465(1)
              ING Groep NV:
      36,000    7.05% Pfd. ....................................................................           951,120**(1)
     489,000    7.20% Pfd. ....................................................................        13,012,290**(1)
$ 10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A**** .........        10,142,400(1)
$  2,200,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B .................         2,483,712
     270,989  PartnerRe Ltd., 6.75% Pfd., Series C ............................................         6,948,158**(1)

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              INSURANCE -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
$  8,000,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ...................    $    7,716,200
              Renaissancere Holding:
      20,000    6.08% Pfd., Series C ..........................................................           487,800**(1)
     332,235    7.30% Pfd., Series B ..........................................................         8,817,517**(1)
      94,900  Saturns-AON 2003-3, 8.00% Pfd., Series AON ......................................         2,471,196
      56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series SAFC ....................................         1,515,640
      22,390  St. Paul Capital Trust I, 7.60% Pfd.                                                        588,633
$  8,075,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .......................         9,987,039
$ 17,000,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A**** ......................        21,462,925
      15,000  XL Capital Ltd., 7.625% Pfd., Series B ..........................................           403,725**(1)
              Zurich RegCaPS Funding Trust:
      13,100    6.01% Pfd., 144A**** ..........................................................        13,282,155*
      35,900    6.58% Pfd., 144A**** ..........................................................        37,923,504*
-----------------------------------------------------------------------------------------------------------------
                                                                                                      211,889,775
                                                                                                   --------------
              UTILITIES -- 12.9%
----------------------------------------------------------------------------------------------------------------------
$  3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital  Security .............................         4,162,256
              Alabama Power Company:
      55,000    5.20% Pfd. ....................................................................         1,378,850*
     275,000    5.30% Pfd. ....................................................................         7,026,250*
      10,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................         1,044,050*
      50,000  Baltimore Gas & Electricity, 7.125% Pfd., Series 1993 ...........................         5,236,500*
      35,000  Central Maine Power, 5.25% Pfd., Pvt. ...........................................         3,393,600*
$  8,700,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ...................         9,647,256
$ 10,395,000  COMED Financing III, 6.35% 03/15/33 Capital Security ............................        11,062,463
      23,883  Delmarva Power & Light, 5.00% Pfd.                                                        2,342,683*
      50,000  Dominion CNG Cap Trust I, 7.80% Pfd. ............................................         1,317,000
$  8,082,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security ............         8,907,738
              Duke Energy Corporation:
      85,385    4.50% Pfd., Series C, Pvt. ....................................................         7,508,757*
      59,662    7.04% Pfd., Series Y ..........................................................         6,158,013*
      51,331    7.85% Pfd., Series S ..........................................................         5,320,715*
      96,450  Duquesne Light Company, 6.50% Pfd. ..............................................         5,266,652*
      67,700  Energy East Capital Trust I, 8.25% Pfd. .........................................         1,786,941
              Entergy Arkansas, Inc.:
      10,240    4.56% Pfd., Series 1965 .......................................................           857,805*
       5,692    7.40% Pfd. ....................................................................           592,224*
      11,675  Entergy Louisiana, Inc., 8.00% Pfd., Series 92 ..................................           294,502*

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              UTILITIES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              Florida Power Company:
      49,750    4.40% Pfd. ....................................................................    $    4,305,614*
      37,088    4.58% Pfd. ....................................................................         3,357,948*
      21,585    4.60% Pfd. ....................................................................         1,953,011*
      60,000  FPC Capital I, 7.10% Pfd., Series A .............................................         1,512,000
      12,442  Great Plains Energy, Inc., 4.20% Pfd. ...........................................           944,161*
       5,000  Gulf Power Capital Trust III, 7.375% Pfd. .......................................           132,625
$ 17,262,000  Houston Light & Power, Capital Trust II, 8.257% 02/01/37 Capital Security .......        18,939,953
     119,805  Indianapolis Power & Light Company, 5.65% Pfd. ..................................        11,407,233*
              Interstate Power & Light Company:
     110,000    7.10% Pfd., Series C ..........................................................         2,991,450*
      11,000    8.375% Pfd., Series B .........................................................           371,360*
      15,017  Kentucky Energy Corp., 4.75% Pfd. ...............................................         1,351,455*
      32,300  Laclede Capital Trust I, 7.70% Pfd. .............................................           878,721
       5,000  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ...............           254,000*
              Pacific Enterprises:
       4,550    $4.40 Pfd. ....................................................................           399,763*
       4,510    $4.50 Pfd. ....................................................................           405,269*
      23,085    $4.75 Pfd., Series 53 .........................................................         2,189,612*
       3,500  PacifiCorp, $7.48 Sinking Fund Pfd. .............................................           374,710*
$  2,337,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D ........         2,776,718
$ 27,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ...................        26,517,510
      13,061  Portland General Electric, 7.75% Sinking Fund Pfd. ..............................         1,323,406*
     215,750  PSEG Funding Trust II, 8.75% Pfd. ...............................................         6,049,630
$  6,000,000  Puget Capital Trust, 8.231% 06/01/27 Capital Security, Series B .................         6,563,490
     200,000  San Diego Gas & Electric Company, $1.70 Pfd. ....................................         5,212,000*
      42,000  Savannah Electric & Gas Company, 6.00% Pfd. .....................................         1,091,580*
     190,000  Southern Union Company, 7.55% Pfd. ..............................................         5,250,650*
      34,252  TXU US Holdings Company, $4.00 Pfd., Series TES .................................         2,554,343*
$  2,500,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A ...............         2,725,287
              Virginia Electric & Power Company:
      14,985    $4.12 Pfd. ....................................................................         1,259,414*
      21,684    $4.80 Pfd. ....................................................................         2,123,189*
      78,700  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ..............................         2,091,453
      15,000  Wisconsin Power & Light Company, 6.20% Pfd. .....................................         1,539,525*
              Xcel Energy, Inc.:
       7,110    $4.10 Pfd., Series C ..........................................................           551,594*
      10,210    $4.11 Pfd., Series D ..........................................................           793,981*
-----------------------------------------------------------------------------------------------------------------
                                                                                                      203,496,910
                                                                                                   --------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
     ---------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              OIL AND GAS -- 1.8%
----------------------------------------------------------------------------------------------------------------------
      13,200  EOG Resources, Inc., 7.195% Pfd., Series B ......................................    $   14,086,512*
$ 13,315,000  Phillips 66 Capital Trust II, 8.00% 01/15/37 Capital Security ...................        14,611,282
-----------------------------------------------------------------------------------------------------------------
                                                                                                       28,697,794
                                                                                                   --------------
              REAL ESTATE INVESTMENT TRUST (REIT) -- 3.2%
----------------------------------------------------------------------------------------------------------------------
              AMB Property Corporation:
      54,405    6.50% Pfd., REIT, Series L ....................................................         1,368,014
      30,000    6.75% Pfd., REIT, Series M ....................................................           765,150
     160,000  BRE Properties, Inc., 6.75% Pfd., REIT, Series C ................................         4,074,400
     228,250  Duke Realty Corporation, 6.60% Pfd., REIT, Series L .............................         5,747,335
      19,100  Equity Office Property Trust, 7.75% Pfd., REIT, Series G ........................           509,015
      51,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K .......................         3,244,875
              PS Business Parks, Inc.:
     167,640    6.875% Pfd., REIT, Series I ...................................................         4,171,721
      32,464    7.00% Pfd., REIT, Series H ....................................................           815,983
     203,400    7.60% Pfd., REIT, Series L ....................................................         5,326,029
      60,000    7.95% Pfd., REIT, Series K ....................................................         1,598,100
              Public Storage, Inc.:
      14,700    7.625% Pfd., REIT, Series U ...................................................           387,786
      18,000    8.00% Pfd., REIT, Series R ....................................................           479,520
     440,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D ..........................        11,745,800
     263,000  Regency Centers Corporation, 7.25% Pfd., REIT ...................................         6,847,205
     162,000  Weingarten Realty Investment, 6.95% Pfd., REIT ..................................         4,377,240
-----------------------------------------------------------------------------------------------------------------
                                                                                                       51,458,173
                                                                                                   --------------
              MISCELLANEOUS INDUSTRIES -- 0.5%
----------------------------------------------------------------------------------------------------------------------
     100,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .............................         8,410,500*
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,410,500
                                                                                                   --------------
              TOTAL PREFERRED SECURITIES
                (Cost $1,191,695,456) .........................................................     1,246,123,637
                                                                                                   --------------
CORPORATE DEBT SECURITIES -- 16.1%
              BANKING -- 0.2%
----------------------------------------------------------------------------------------------------------------------
$  2,500,000  Citigroup, Inc., 6.00% 10/31/33 .................................................         2,645,487
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,645,487
                                                                                                   --------------
              FINANCIAL SERVICES -- 2.7%
----------------------------------------------------------------------------------------------------------------------
      46,200  Corp-Backed Trust Certificates, 5.80% Series Goldman Sachs ......................         1,152,459
$ 25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds .............        25,217,500

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              Lehman Brothers:
$  5,018,000    Guaranteed Note, Variable Rate, 12/16/16, 144A**** ............................    $    5,030,545
$  9,282,000    Guaranteed Note, Variable Rate, 10/15/15, 144A**** ............................         9,699,690
$  2,200,000  Morgan Stanley Finance, 8.03% 02/28/17, Capital Units ...........................         2,374,867
-----------------------------------------------------------------------------------------------------------------
                                                                                                       43,475,061
                                                                                                   --------------
              INSURANCE -- 0.9%
----------------------------------------------------------------------------------------------------------------------
     239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes ..................................         6,380,105
$  6,400,000  OneAmerica Financial Partners, 7.00% 10/15/33 144A**** ..........................         7,193,664
$  1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .........................         1,016,340
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,590,109
                                                                                                   --------------
              OIL AND GAS -- 0.4%
----------------------------------------------------------------------------------------------------------------------
     238,261  Nexen, Inc., 7.35% Subordinated Notes ...........................................         6,416,369(1)
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,416,369
                                                                                                   --------------
              UTILITIES -- 11.2%
----------------------------------------------------------------------------------------------------------------------
$ 32,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ...............        36,127,360
$ 19,000,000  Constellation Energy Group, 7.60% Pfd., 04/01/32, Senior Notes ..................        23,385,200
$  1,000,000  DTE Energy Company, 6.375% 04/15/33, Senior Notes ...............................         1,066,210
              Duke Capital Corporation:
$ 11,179,000    6.75% 02/15/32, Senior Notes ..................................................        12,437,308
$ 10,000,000    8.00% 10/01/19, Senior Notes ..................................................        12,320,550
$  5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage .........................         5,046,475
      16,500  Entergy Mississippi, Inc., 7.25% Pfd., 1st Mortgage .............................           439,890
              Georgia Power Company:
     567,015    5.90% 04/15/33, Senior Notes ..................................................        14,410,686
     125,000    6.00% 10/15/33, Senior Notes ..................................................         3,227,500
      60,000    6.00% 08/15/44, Senior Notes, FGIC Insured ....................................         1,594,200
$  3,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** ......         3,361,365
      40,000  Northern States Power Company, 8.00% ............................................         1,094,800
$ 10,000,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured ........................        12,150,900
$ 18,268,000  PSEG Power LLC, 8.625% 04/15/31 .................................................        24,948,608
$  6,300,000  TXU Corporation, 6.55% 11/15/34, 144A**** .......................................         6,445,656
$ 10,250,000  TXU U.S. Holdings Company, 7.00% 03/15/13 .......................................        11,489,584
$  6,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ...............................         7,117,710
-----------------------------------------------------------------------------------------------------------------
                                                                                                      176,664,002
                                                                                                   --------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
              REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
----------------------------------------------------------------------------------------------------------------------
$  2,780,000  EOP Operating LP, 7.875% 07/15/31, REIT .........................................    $    3,425,502
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,425,502
                                                                                                   --------------
              MISCELLANEOUS -- 0.5%
----------------------------------------------------------------------------------------------------------------------
$    390,000  BellSouth Telecommunication, 7.00% 12/01/95 .....................................           427,744
$  5,000,000  Ford Motor Company, 7.45%  07/16/31 .............................................         4,834,725
      30,000  Maytag Corporation, 7.875% 08/01/31 .............................................           760,800
$  1,945,000  Verizon Maryland, 7.15% 05/01/23 ................................................         2,121,081
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,144,350
                                                                                                   --------------
              TOTAL CORPORATE DEBT SECURITIES
                (Cost $233,523,168) ...........................................................       255,360,880
                                                                                                   --------------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 3.1%
              INSURANCE -- 0.3%
----------------------------------------------------------------------------------------------------------------------
      20,000  Hartford Financial Services, 7.00% Mandatory Convertible, 08/16/06 ..............         1,345,400
      45,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 ................         1,544,175
      54,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ..........................         1,318,410(1)
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,207,985
                                                                                                   --------------
              UTILITIES -- 2.6%
----------------------------------------------------------------------------------------------------------------------
     170,700  Ameren Corporation, 9.75% Mandatory Convertible, 05/15/05 .......................         4,734,364
      75,000  American Electric Power, 9.25% Mandatory Convertible, 08/16/05 ..................         3,304,875
     300,000  Duke Energy Corporation .........................................................         8,107,500*
     261,450  FPL Group, Inc. .................................................................        20,778,739*
     100,000  Keyspan Corporation, 8.75% Mandatory Convertible, 05/16/05 ......................         5,121,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                       42,046,978
                                                                                                   --------------
              MISCELLANEOUS -- 0.2%
----------------------------------------------------------------------------------------------------------------------
      65,000  Alltel Corporation, 7.75% Pfd. Mandatory Convertible, 05/17/05 ..................         3,306,875
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,306,875
                                                                                                   --------------
              TOTAL COMMON STOCKS AND CONVERTIBLE SECURITIES
                (Cost $41,201,814) ............................................................        49,561,838
                                                                                                   --------------
OPTION CONTRACTS -- 1.1%
      10,000  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 ..........        17,171,875+
-----------------------------------------------------------------------------------------------------------------
              TOTAL OPTION CONTRACTS
                (Cost $12,521,776) ............................................................        17,171,875
                                                                                                   --------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
MONEY MARKET FUND -- 0.1%
     899,863  BlackRock Provident Institutional, TempFund .....................................    $      899,863
-----------------------------------------------------------------------------------------------------------------
              TOTAL MONEY MARKET FUND
                (Cost $899,863) ...............................................................           899,863
                                                                                                   --------------

TOTAL INVESTMENTS (Cost $1,479,842,077***) ......................................       99.1%       1,569,118,093
OTHER ASSETS AND LIABILITIES (NET) ..............................................        0.9%          13,502,065
                                                                                     -------       --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ..................      100.0%++    $1,582,620,158
                                                                                     -------       --------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ........................................      (542,000,000)
                                                                                                   --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ....................................................    $1,040,620,158
                                                                                                   ==============

----------
   * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
  **  Securities distributing Qualified Dividend Income only.
 ***  Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
 (1)  Foreign Issuer.
   +  Non-income producing.
  ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

          ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH FEBRUARY 28, 2005 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                                   VALUE
                                                                                                 ---------
OPERATIONS:
     Net investment income .................................................................   $   21,648,864
     Net realized loss on investments sold during the period ...............................       (6,537,132)
     Change in net unrealized appreciation of investments held during the period ...........       32,107,363
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions ......       (3,087,493)
                                                                                               --------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................       44,131,602

DISTRIBUTIONS:
     Distributions paid from net investment income to Common Stock Shareholders(2) .........      (28,889,838)
                                                                                               --------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ..................................      (28,889,838)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions ...............................................        3,294,290
                                                                                               --------------
         NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS ......................................................        3,294,290

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                           --------------
         FOR THE PERIOD ....................................................................   $   18,536,054
                                                                                               ==============

--------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ...................................................................   $1,022,084,104
     Net increase during the period ........................................................       18,536,054
                                                                                               --------------
     End of period .........................................................................   $1,040,620,158
                                                                                               ==============

----------
(1) These tables summarize the three months ended February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
(2)   Includes income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH FEBRUARY 28, 2005 (UNAUDITED)
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ...................................................   $     24.10
                                                                                                -----------
INVESTMENT OPERATIONS:
     Net investment income ..................................................................          0.51
     Net realized and unrealized gain on investments ........................................          0.60
DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income .............................................................         (0.07)
     From net realized capital gains ........................................................            --
                                                                                                -----------
     Total from investment operations .......................................................          1.04
                                                                                                -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
     From net investment income .............................................................         (0.68)
     From net realized capital gains ........................................................            --
                                                                                                -----------
     Total distributions to Common Shareholders .............................................         (0.68)
                                                                                                -----------
     Net asset value, end of period .........................................................   $     24.46
                                                                                                ===========
     Market value, end of period ............................................................   $     25.54
                                                                                                ===========
     Common shares outstanding, end of period ...............................................    42,541,051
                                                                                                ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + ................................................................          7.14%**
     Operating expenses .....................................................................          1.18%**
-------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ................................................................             3%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) .....   $ 1,582,620
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock .........................................................          0.78%**

(1) These tables summarize the three months ended February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
*     Auction Market Preferred Stock.
**    Annualized.
***   Not annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
++    Information presented under heading Supplemental Data includes AMPS*.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                                       TOTAL                                   DIVIDEND
                                     DIVIDENDS    NET ASSET       NYSE       REINVESTMENT
                                       PAID         VALUE     CLOSING PRICE    PRICE(1)
                                     ---------    ---------   -------------  ------------
December 31, 2004 - EXTRA .........   $0.1625      $24.32        $26.00         $24.70
December 31, 2004 .................    0.1725       24.32         26.00          24.70
January 31, 2005 ..................    0.1725       24.56         25.58          24.56
February 28, 2005 .................    0.1725       24.46         25.54          24.46

----------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

                                [GRAPHIC OMITTED]

                               LIGHTHOUSE GRAPHIC

                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                              PREFERRED SECURITIES
                                   INCOME FUND

                                    QUARTERLY
                                     REPORT

                                FEBRUARY 28, 2005

                          web site: www.fcclaymore.com

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Nicholas Dalmaso
     Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS  CONCERNING  YOUR  SHARES OF  FLAHERTY &
CRUMRINE/CLAYMORE  PREFERRED SECURITIES INCOME
FUND?
   o If your shares are held in a Brokerage Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.